COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES

Right-of-use lease assets and lease liabilities for our operating leases was recorded in the consolidated balance sheet as follows:

	June 30, 2024	December 31, 2023

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,263,704)	(1,003,547)
Net balance	$1,312,332	$1,572,489

Lease liability, current portion	$517,733	$510,034
Lease liability, long-term	760,524	1,021,330
Total operating lease liabilities	$1,278,257	$1,531,364

	For the Year Ended
	December 31,
	2023	2022

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,003,547)	(494,468)
Net balance	$1,572,489	$2,081,568

Lease liability, current portion	$510,034	$494,979
Lease liability, long-term	1,021,330	1,531,364
Total operating lease liabilities	$1,531,364	$2,026,343

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

As of June 30, 2024, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2024 (six months)	$274,500
2025	549,000
2026	503,250
Total future minimum lease payments	1,326,750
Less imputed interest	(48,493)
Maturities of lease liabilities	$1,278,257

As of December 31, 2023, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2024	549,000
2025	549,000
2026	503,250
Total future minimum lease payments	1,601,250
Less imputed interest	(69,886)
Maturities of lease liabilities	$1,531,364